OPERATING ASSETS AND LIABILITIES - Other Payables (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
OPERATING ASSETS AND LIABILITIES
Liabilities related to collaboration agreements	kr 8	kr 6
Staff cost liabilities	48	30
Other liabilities	715	213
Accounts payable	69	69
Total at December 31	840	318
Non-current other payables	1	2
Current other payables	839	kr 316
Pension obligations	kr 0